Deposit, Upfront Payments and Other Receivables	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Deposits [Abstract]
Deposit, Upfront Payments and Other Receivables

NOTE 4 – DEPOSIT, UPFRONT PAYMENTS AND OTHER RECEIVABLES

Deposit, upfront payments and other receivables consists of the following:

	December 31, 2023	June 30, 2023
Deposits	$45,857	$45,369
Upfront payments	78,151	47,161
Other receivables	60,360	12,030
Total	$184,368	$104,560

Deposit consists of the security deposit paid for lease of office, increased mainly due to foreign exchange.

Upfront payments as of December 31, 2023, and June 30, 2023, relates to the operating expenses paid in advance.

Other receivables relate to GST, franchise tax receivables and trust account receivables

NOTE 4 – DEPOSIT, UPFRONT PAYMENTS AND OTHER RECEIVABLES

Deposit, upfront payments and other receivables consists of the following:

	December 31, 2023	June 30, 2023
Deposits	$45,857	$45,369
Upfront payments	78,151	47,161
Other receivables	60,360	12,030
Total	$184,368	$104,560

Deposit consists of the security deposit paid for lease of office, increased mainly due to foreign exchange.

Upfront payments as of December 31, 2023, and June 30, 2023, relates to the operating expenses paid in advance.

Other receivables relate to GST receivables, franchise tax receivables, and trust account receivables.